SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	7,690,166	14,874,498
Wealth management products	26,415,902	20,474,093
Held-to-maturity debt investments	151,890	5,417,761
Available-for-sale debt investments	—	551,348
Total	34,257,958	41,317,700

Schedule of held-to-maturity and available-for-sale debt investments

As of December 31, 2024
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	5,417,761	5,934	(3,652)	5,420,043	742,543
Available-for-sale debt investments	554,623	—	(3,275)	551,348	75,534